NON-CONTROLLING INTERESTS - Schedule of Composition of the Distributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-controlling interest
Disclosure of subsidiaries [line items]
Distributions	$ 713	$ 667	$ 622
GP interests | General partnership interest in a holding subsidiary held by Brookfield
Disclosure of subsidiaries [line items]
Distributions	6	6	5
GP interests | Incentive distribution
Disclosure of subsidiaries [line items]
Distributions	145	128	111
GP interests | Non-controlling interest
Disclosure of subsidiaries [line items]
Distributions	151	134	116
Redeemable/exchangeable partnership units | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Distributions	293	277	265
Redeemable/exchangeable partnership units | Limited partners’ equity | Brookfield Renewable
Disclosure of subsidiaries [line items]
Distributions	67	64	61
Redeemable/exchangeable partnership units | External Shareholders
Disclosure of subsidiaries [line items]
Distributions	202	192	180
BEPC exchangeable shares | Total BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Distributions	$ 269	$ 256	$ 241